September 17, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      BNY Mellon Strategic Funds, Inc.

            -BNY Mellon Select Managers Small Cap Growth Fund

             1933 Act File No.:  2-88816
             1940 Act File No.:  811-03940
             CIK No.:  0000737520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of  Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 155 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 14, 2020.

Please address any comments or questions to my attention at (212) 922-6833.

Sincerely,

/s/ Beth Larkin
Beth Larkin